Long-term investment (Details)	1 Months Ended				12 Months Ended
	Jan. 31, 2022 USD ($)	Jan. 31, 2022 CNY (¥)	Aug. 31, 2021 USD ($)	Aug. 31, 2021 CNY (¥)	Mar. 31, 2023 USD ($)
Long-term investment
Balance as of March 31, 2022					$ 14,956,443
Share gain (loss) from equity investments					724,428
Impairment					(246,092)
Foreign currency translation adjustments					(1,137,955)
Balance as of September 30, 2022					14,296,824
Medical Star
Long-term investment
Balance as of March 31, 2022					282,545
Investments made			$ 308,385	¥ 2,000,000
Share gain (loss) from equity investments					(14,899)
Impairment					(246,092)
Foreign currency translation adjustments					(21,554)
Balance as of September 30, 2022
Fujian Fishery
Long-term investment
Balance as of March 31, 2022					14,673,898
Investments made	$ 14,809,302	¥ 94,012,410
Share gain (loss) from equity investments					739,327
Foreign currency translation adjustments					(1,116,401)
Balance as of September 30, 2022					$ 14,296,824